Right-of-use assets (Tables)	12 Months Ended
Sep. 30, 2024
Right-Of-Use Assets [Abstract]
Disclosure of quantitative information about right-of-use assets

	Properties	Motor vehicles and others	Computer equipment	Total
	$	$	$	$
Cost
As at September 30, 2023	1,022,910	199,501	38,943	1,261,354
Additions	46,289	41,968	208	88,465
Additions - business acquisitions (Note 27)	2,341	—	—	2,341
Change in estimates and lease modifications	18,422	—	—	18,422
Disposals/retirements	(81,524)	(46,014)	(29,942)	(157,480)
Foreign currency translation adjustment	34,574	6,156	965	41,695
As at September 30, 2024	1,043,012	201,611	10,174	1,254,797
Accumulated depreciation
As at September 30, 2023	644,021	98,800	36,212	779,033
Depreciation expense (Note 24)	89,198	35,507	1,910	126,615
Impairment (Note 24)	10,119	—	—	10,119
Disposals/retirements	(80,766)	(41,970)	(29,942)	(152,678)
Foreign currency translation adjustment	21,285	3,386	922	25,593
As at September 30, 2024	683,857	95,723	9,102	788,682
Net carrying amount as at September 30, 2024	359,155	105,888	1,072	466,115

	Properties	Motor vehicles and others	Computer equipment	Total
	$	$	$	$
Cost
As at September 30, 2022	1,049,445	180,164	40,689	1,270,298
Additions	32,772	48,883	1,030	82,685
Change in estimates and lease modifications	13,940	—	—	13,940
Disposals/retirements	(101,670)	(36,792)	(3,121)	(141,583)
Foreign currency translation adjustment	28,423	7,246	345	36,014
As at September 30, 2023	1,022,910	199,501	38,943	1,261,354
Accumulated depreciation
As at September 30, 2022	610,007	88,923	36,247	735,177
Depreciation expense (Note 24)	103,249	36,988	2,793	143,030
Impairment (Note 24)	9,649	—	—	9,649
Disposals/retirements	(94,676)	(31,700)	(3,121)	(129,497)
Foreign currency translation adjustment	15,792	4,589	293	20,674
As at September 30, 2023	644,021	98,800	36,212	779,033
Net carrying amount as at September 30, 2023	378,889	100,701	2,731	482,321